united states
                    securities and exchange commission
                          washington, d.c. 20549

                                form n-csr

            certified shareholder report of registered management
                           investment companies


Investment Company Act file number 811-21237

Unified Series Trust
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31/03

Date of reporting period: 4/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.


May 20, 2003

Dear Shareholder:

     Thank you once again for being a shareholder of the Corbin Small-Cap Value Fund. The first six months of this year have been very exciting and we would like to explain why that is the case.

OVERALL PORTFOLIO CHARACTERISTICS AND COMMENTARY

     As of April 30th, the portfolio contained 23 equities, with over 99.5% of the money in equities and less than 0.5% in cash. Perhaps the major story to come out of the first half of the Fund's year was the absolute dominance the United States military possessed over a foe that had one of the largest and best equipped armies in the world. Clearly, the United States military was organized to fight battles in European and Mid-eastern countries, therefore Iraq catered to the strength and design of our forces. Yet, so large a force has never lost so few a number of men, while subduing a whole country. This was a great moment for U.S. military strength and a compliment to our planning, men, and equipment.

     Yet, all is not well on the international front. Many feelings have been hurt by the United States due to our independent movement on the Iraq issue and other recent global events. The key loser in this situation has been the U.S. dollar, which is suffering the after-effects of the war. Moreover, the dollar has other problems weighing on it besides anti-U.S. sentiment. The large trade and budget deficit are continuous problems that loom over the dollar, as is the threat of international deflation. Finally, the euro's recent strength and the desire by Middle Eastern countries to use it as a reserve currency have helped erode the dollar's strength. This is a huge issue to watch in future quarters.

     The turn in technology stocks in 2003 is also interesting. While the sector has been in a three-year bear market, there are many experts that think it could continue for several more years. While this may be true, there are signs that demand may be beginning to turn the corner, and if it does, many technology firms have good operating leverage to show vastly improved profits. The big problem continues to be the lack of viable "got to have it" applications for businesses that will start a whole new upgrade cycle. The lack of this type of demand has been the major problem for this sector for the last several years. We believe the next big application could be video/audio over networks and it could begin in earnest in 2005.

     The final noteworthy piece in the new year continues to be oil and gas prices. While on a volatile roller coaster due to the war, we believe that one of these commodities is in a bull market and the other is in for a bear market. Natural gas continues to look like a long-term winner and we would not be surprised if its price completely decoupled from that of oil. We believe we could easily go back to having $6-$8 gas and having $18 a barrel for oil. This is because gas is a more localized market and the world is going to be awash in oil. This situation could develop over the next year and receive a lot of publicity in the winter of 2004.

FINAL THOUGHTS

     We would love to talk to you about anything that is going on in the markets
or  with  the   portfolio.   Please   do  not   hesitate   to   contact   me  at
dcorbin@corbincom.com or 800-490-9333.

Sincerely,



David A. Corbin, CFA
President & Chief
Investment Officer

     For more complete information, including charges and expenses, obtain a prospectus by calling 1-800-924-6848. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.

                        Corbin Small-Cap Value Fund


PERFORMANCE DISCUSSION

     The Fund generated a total return of -3.00% for the six months ended April 30, 2003. For the same period, the Russell 2000 return was 7.57%, and the S&P 600 Index finished with a return of 3.54%. For the first quarter of 2003, bonds posted sub-standard returns. Does this mean the bottom is near for the long-term cyclical move downward for interest rates? It probably does, but we would not be too surprised to see a few quarters of the market languishing at these levels before rates head higher. In fact, in the next few years, we would expect the interest rate on the long-term U.S. Treasury bond to approach the 8% level.

     Stocks continued their poor performance due to the war and other factors such as weak corporate earnings. We expect stocks to turn their performance around later in the year, which could lead to the posting of nearly double digit gains for 2003. This could lead into an election year rally for stocks, despite a bumpy ride in the meantime. The returns shown below do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Of course, the Fund's past performance is not necessarily an indication of it future performance.


                           Month Return
                          Since Inception

CORBX               -3.00%     -7.24%
S&P 600             3.54%       4.51%
Russell 2000        7.57%       1.50%


                 Corbin          S&P 600      Russell 2000
                 -----------------------------------------
       6/30/97   10,000          10,000          10,000
       7/31/97   10,310          10,629          10,467
       8/31/97   10,520          10,897          10,703
       9/30/97   11,330          11,617          11,485
      10/31/97   11,030          11,116          10,975
      11/30/97   11,209          11,035          10,900
      12/31/97   10,916          11,257          11,095
       1/31/98   10,575          11,037          10,926
       2/28/98   10,853          12,043          11,746
       3/31/98   11,257          12,503          12,239
       4/30/98   11,171          12,577          12,306
       5/30/98   10,617          11,910          11,646
       6/30/98   10,511          11,945          11,680
       7/31/98    9,595          11,031          10,726
       8/31/98    7,401           8,905           8,646
       9/30/98    7,187           9,448           9,272
      10/31/98    7,049           9,887           9,652
      11/30/98    6,378          10,443          10,162
      12/31/98    6,750          11,109          10,796
       1/31/99    6,590          10,969          10,936
       2/28/99    6,111           9,981          10,055
       3/31/99    5,951          10,109          10,209
       4/30/99    7,122          10,777          11,123
       5/31/99    7,602          11,038          11,288
       6/30/99    7,719          11,667          11,794
       7/31/99    7,879          11,564          11,473
       8/31/99    7,336          11,055          11,051
       9/30/99    7,421          11,103          11,051
      10/31/99    7,186          11,075          11,097
      11/30/99    7,740          11,543          11,774
      12/31/99    8,538          12,485          13,316
       1/31/00    8,251          12,098          13,101
       2/29/00    8,709          13,718          15,265
       3/31/00    9,507          13,204          14,244
       4/28/00    8,464          12,978          13,386
       5/31/00    7,697          12,594          12,606
       6/30/00    7,900          13,339          13,707
       7/31/00    7,570          13,011          13,278
       8/31/00    7,953          14,164          14,285
       9/30/00    7,846          13,779          13,862
      10/31/00    7,569          13,864          13,244
      11/30/00    7,026          12,421          11,885
      12/31/00    6,574          13,951          12,912
       1/31/01    7,472          14,548          13,583
       2/28/01    7,109          13,661          12,694
       3/31/01    6,211          13,035          12,073
       4/30/01    6,852          14,028          13,016
       5/31/01    7,558          14,296          13,335
       6/30/01    7,687          14,820          13,789
       7/31/01    7,259          14,572          13,063
       8/31/01    6,896          14,240          12,641
       9/30/01    7,270          12,315          10,942
      10/31/01    8,681          12,971          11,583
      11/30/01    9,814          13,919          12,440
      12/31/01   10,103          14,862          13,209
       1/31/02   10,092          14,991          13,073
       2/28/02    9,044          14,733          12,715
       3/31/02   10,071          15,897          13,737
       4/30/02   10,370          16,347          13,862
       5/31/02   10,476          15,670          13,248
       6/30/02   10,872          14,860          12,589
       7/31/02    9,494          12,762          10,688
       8/31/02    9,248          12,884          10,686
       9/30/02    7,142          12,096           9,918
      10/31/02    7,474          12,483          10,236
      11/30/02    8,201          13,133          11,149
      12/31/02    7,517          12,691          10,530
       1/31/00    6,940          12,267          10,240
       2/28/03    6,672          11,874           9,931
       3/31/03    6,491          11,967          10,059
       4/30/03    7,250          12,938          11,012


     This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 600 Small-Cap Index and the Russell 2000 Index on June 30, 1997 (commencement of operations) and held through October 31, 2002. The S&P 600 Small-Cap Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices and is representative of a broader market and range of securities than is found in the Corbin Small Cap Value Fund portfolio. The Indices returns do not reflect expenses, which have been deducted from the Fund's return. Performance figures include the change in value of the stocks in the Indices plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.


OUR TOP FIVE HOLDINGS

     Forgent Networks Inc. (23.19% of the Fund's portfolio) Forgent Networks provides enterprise software and services that allow organizations to communicate effectively and efficiently. Forgent's products extend traditional audio and videoconferencing technology by adding the ability to exchange documents and graphics over telecommunications networks. It also offers scheduling software that allows end-users to set up their own videoconferences and reserve resources. In addition, the company provides videoconferencing support services, including technical assistance and network consulting.



     SureBeam Corporation (8.36% of the Fund's portfolio) Based in San Diego, California, SureBeam is a leading provider of electron beam food safety systems and services for the food industry. SureBeam's technology significantly improves food quality, extends product freshness, and provides disinfestation that helps to protect the environment. The SureBeam patented system is based on proven electron beam and x-ray technology that destroys harmful food-borne bacteria such as E. coli, salmonella, and listeria. Customers include Huisken Meats, Cargill, Omaha Steaks, and Tyson Foods.

     American Biltrite, Inc. (6.83% of the Fund's portfolio) Established in 1908, American Biltrite operates in three principal industries - flooring products, industrial products, costume jewelry and fashion accessories. American Biltrite produces Congoleum-brand vinyl tile flooring, sheet vinyl, and hardwood floors through Janus Flooring. In addition, American Biltrite distributes fashion jewelry through its K&M Associates supplier. It also makes industrial products such as adhesive-coated, pressure-sensitive tapes used to protect materials during handling and for various other applications. American Biltrite's Canadian subsidiary makes rubber and vinyl flooring and products such as conveyor belts, truck and trailer splashguards, and sheet rubber.

     Chase Corp. (6.06% of the Fund's portfolio) Since it was founded in 1946, Chase has grown to become a successful, multi-divisional company with a global customer base. Chase has a sustainable market position in five primary industries: wire and cable, specialty chemicals, bridge construction, advanced converting, and electronics. Chase makes tapes and protective coatings used by the electronic, public utility, and oil industries. Its products include insulating and conducting materials for electrical and telephone wire, electrical repair tapes, protective pipe coatings, thermoelectric insulation for electrical equipment, and moisture protective coatings for electronics. Chase also provides circuit board manufacturing services.

     Alamosa Holdings, Inc. (5.45% of the Fund's portfolio) Alamosa Holdings is the largest among a handful of companies that provide mobile phone service under the Sprint PCS brand name and use Sprint's national network. Alamosa is building its own digital CDMA (code division multiple access) network and owns exclusive rights to the Sprint PCS brand in its territory, mostly in the central and western US. Overall the company serves more than 622,000 subscribers in where the company has initiated services and where it has acquired smaller affiliates of Sprint PCS.

Corbin Small-Cap Value Fund
Schedule of Investments
April 30, 2003 (Unaudited)


Common Stocks - 99.67%                                                               Shares                  Value

Cutlery, Handtools & General Hardware - 3.96%
Lifetime Hoan Corp.                                                                  44,000              $  300,080
                                                                                                         -------------
Electric Lighting & Wiring Equipment - 6.06%
Chase Corp.                                                                          45,000                 459,000
                                                                                                         -------------
General Merchandise Stores - 4.39%
Duckwall-Alco Stores, Inc. (a)                                                       36,000                 333,000
                                                                                                         -------------
In Vitro & In Vivo Diagnostic Substances - 3.00%
North American Scientific, Inc. (a)                                                  32,000                 227,200
                                                                                                         -------------
Partitions, Shelvg, Lockers, & of fice & Store Fixtures - 1.35%
Knape & Vogt Manufacturing Co                                                         9,500                 102,315
                                                                                                         -------------
Plastics Products - 6.83%
American Biltrite, Inc.                                                              72,900                 517,590
                                                                                                         -------------
Radio & Tv Broadcasting & Communications Equipment - 23.44%
Forgent Networks, Inc. (a)                                                          925,000               1,757,500
P-Com, Inc. (a)                                                                     200,000                  19,000
                                                                                                         -------------
                                                                                                          1,776,500
                                                                                                         -------------
Railroads, Line-Haul Operating - 3.88%
RailAmerica, Inc. (a)                                                                40,000                 294,000
                                                                                                         -------------
Retail - Computer & Prerecorded Tape Stores - 4.12%
Barnesandnoble.com, Inc. - Class A (a)                                              200,000                 312,000
                                                                                                         -------------
Retail - Eating Places - 4.44%
BUCA, Inc. (a)                                                                       40,000                 230,000
Jack In The Box Inc (a)                                                               6,000                 106,800
                                                                                                         -------------
                                                                                                            336,800
                                                                                                         -------------
Retail - Miscellaneous Shopping Goods Stores - 1.69%
Borders Group Inc (a)                                                                 8,000                 128,000
                                                                                                         -------------
Services - Business Services - 4.31%
eSpeed, Inc. - Class A (a)                                                           25,000                 326,250
                                                                                                         -------------
Services - Computer Integrated Systems Design - 3.18%
Titan Corp. (a)                                                                      30,000                 240,900
                                                                                                         -------------
Services - Home Health Care Services - 2.61%
Amedisys Inc  (a)                                                                    39,000                 197,340
                                                                                                         -------------

Corbin Small-Cap Value Fund
Schedule of Investments - continued
April 30, 2003 (Unaudited)


Common Stocks - 99.67% - continued                                                   Shares                  Value

Special Industry Machinery (No Metalworking Machinery) - 8.36%
Surebeam Corp. (a)                                                                  220,000                 633,600
                                                                                                         -------------
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.75%
Roanoke Electric Steel Corp.                                                         41,174                 284,512
                                                                                                         -------------
Sugar & Confectionery Products - 4.36%
Rocky Mountain Chocolate Factory (a)                                                 41,200                 330,424
                                                                                                         -------------
Telephone Communications (No Radiotelephone) - 5.45%
Alamosa Holdings, Inc. (a)                                                           543,800                413,288
                                                                                                         -------------
Watches, Clocks, Clockwork Operated Devices/Parts - 1.35%
Movado Group Inc                                                                       5,000                102,500
                                                                                                         -------------
Wholesale - Electronic Parts & Equipment, NEC - 0.65%
Cellstar Corp (a)                                                                      8,500                 49,130
                                                                                                         -------------
Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.49%
Mobile Pet Systems, Inc. (a)                                                       1,109,500                188,615
                                                                                                         -------------
TOTAL COMMON STOCKS (Cost $11,306,885)                                                                    7,553,044
                                                                                                         -------------
Money Market Securities - 0.22%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $16,423) (b)         16,423                 16,423
                                                                                                         -------------
TOTAL INVESTMENTS (Cost $11,323,308) - 99.89%                                                            $ 7,569,467
                                                                                                         -------------
Cash and other assets less liabilities - 0.11%                                                                 8,554
                                                                                                         -------------
TOTAL NET ASSETS - 100.00%                                                                               $ 7,578,021
                                                                                                         =============

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the rate at April 30, 2003.

Corbin Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

Assets
Investments in securities, at value (cost $11,323,308)                                  $    7,569,467
Interest receivable                                                                                  5
Receivable for investments sold                                                                 22,619
Receivable for fund shares sold                                                                    179
                                                                                        ---------------
     Total assets                                                                            7,592,270
                                                                                        ---------------
Liabilities
Accrued advisory fees                                                                            7,175
Payable for fund shares sold                                                                     6,057
Other payables and accrued expenses                                                              1,017
                                                                                        ---------------
     Total liabilities                                                                          14,249
                                                                                        ---------------
Net Assets                                                                              $    7,578,021
                                                                                        ===============
Net Assets consist of:
Paid in capital                                                                             14,514,705
Accumulated net investment income (loss)                                                       (14,143)
Accumulated net realized gain (loss) on investments                                         (3,168,700)
Net unrealized appreciation (depreciation) on investments                                   (3,753,841)

Net Assets, for 1,117,041 shares                                                        $    7,578,021
                                                                                        ===============
Net Asset Value

Offering price per share ($7,578,021 / 1,117,041)                                       $         6.78
                                                                                        ===============
Redemption price per share (a)                                                          $         6.65
                                                                                        ===============


(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 days of purchase.

Corbin Small-Cap Value Fund
Statement of Operations
Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividend income                                                                         $      51,927
Interest income                                                                                 1,888
                                                                                        --------------
  Total Income                                                                                 53,815
                                                                                        --------------
Expenses
Investment advisor fee                                                                         67,958
Trustee expenses                                                                                1,033
                                                                                        --------------
  Total Expenses                                                                               68,991
Reimbursed expenses                                                                            (1,033)
                                                                                        --------------
Total operating expenses                                                                       67,958
                                                                                        --------------
Net Investment Income (Loss)                                                                  (14,143)
                                                                                        --------------
Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                          (2,121,575)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                 1,798,775
                                                                                        --------------
Net realized and unrealized gain (loss) on investment securities                             (322,800)
                                                                                        --------------
Net increase (decrease) in net assets resulting from operations                         $    (336,943)
                                                                                        ==============

Corbin Small-Cap Value Fund
Statement of Changes In Net Assets

                                                                                  Six months ended
                                                                                    Apr. 30, 2003          Year ended
Increase (Decrease) in Net Assets                                                    (Unaudited)          Oct. 31, 2002
                                                                                 --------------------   ------------------
Operations
  Net investment income (loss)                                                   $         (14,143)     $      (107,874)
  Net realized gain (loss) on investment securities                                     (2,121,575)            (360,881)
  Change in net unrealized appreciation (depreciation)                                   1,798,775           (5,628,311)
                                                                                 --------------------   ------------------
  Net increase (decrease) in net assets resulting from operations                         (336,943)          (6,097,066)
                                                                                 --------------------   ------------------
Distributions
  From net investment income                                                                -                    -
  From net realized gain                                                                    -                    -
                                                                                 --------------------   ------------------
  Total distributions                                                                       -                    -
                                                                                 --------------------   ------------------
Capital Share Transactions
  Proceeds from shares sold                                                              4,306,884           71,434,569
  Reinvestment of distributions                                                             -                    -
  Amount paid for shares repurchased                                                   (12,837,415)         (53,605,120)
                                                                                 --------------------   ------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                            (8,530,531)          17,829,449
                                                                                 --------------------   ------------------
Total Increase (Decrease) in Net Assets                                                 (8,867,474)          11,732,383
                                                                                 --------------------   ------------------
Net Assets
  Beginning of period                                                                   16,429,767            4,697,384
                                                                                 --------------------   ------------------
  End of period [including accumulated net
    investment income (loss) of  $(14,143) and $0, respectively]                 $       7,578,021      $    16,429,767
                                                                                 ====================   ==================
Capital Share Transactions
  Shares sold                                                                              601,133            7,838,803
  Shares issued in reinvestment of distributions                                             -                    -
  Shares repurchased                                                                    (1,835,668)          (6,066,009)
                                                                                 --------------------   ------------------
  Net increase (decrease) from capital transactions                                     (1,234,535)           1,772,794
                                                                                 ====================   ==================

Corbin Small-Cap Value Fund
Financial Highlights

                                           Six months ended
                                             Apr. 30, 2003          Year ended       Year ended        Year ended       Year ended
                                             (Unaudited)           Oct. 31, 2002    Oct. 31, 2001     Oct. 31, 2000    Oct. 31, 1999
                                         -------------------    ---------------- ----------------  ----------------  ---------------
Selected Per Share Data
Net asset value, beginning of period     $       6.99           $       8.12     $       7.11      $       6.75      $      6.62
                                         -------------------    ---------------- ----------------  ----------------  ---------------
Income from investment operations
  Net investment income (loss)                  (0.01)                 (0.05)           (0.02)             0.02            (0.01)
  Net realized and unrealized gain (loss)       (0.20)                 (1.08)            1.05              0.34             0.14
                                         -------------------    ---------------- ----------------  ----------------  ---------------
Total from investment operations                (0.21)                 (1.13)            1.03              0.36             0.13
                                         -------------------    ---------------- ----------------  ----------------  ---------------
Less Distributions to shareholders:
  From net investment income                     0.00                   0.00            (0.02)             0.00             0.00
  From net realized gain                         0.00                   0.00             0.00              0.00             0.00
                                         -------------------    ---------------- ----------------  ----------------  ---------------
Total distributions                              0.00                   0.00            (0.02)             0.00             0.00
                                         -------------------    ---------------- ----------------  ----------------  ---------------
Net asset value, end of period           $       6.78           $       6.99     $       8.12      $       7.11      $      6.75
                                         ===================    ================ ================  ================  ===============

Total Return                                    (3.00)(b)             (13.92)%          14.67%             5.33%            1.96%

Ratios and Supplemental Data
Net assets, end of period (000)          $       7,578          $      16,436    $       4,697      $      2,888     $      2,294
Ratio of expenses to average net assets          1.25%(a)               1.28%            1.25%             1.25%            1.25%
Ratio of expenses to average net assets
   before waiver & reimbursement                 1.27%(a)               1.29%            1.34%             1.36%            1.31%
Ratio of net investment income to
   average net assets                           (0.26)(a)              (0.55)%          (0.32)%            0.24%           (0.20)%
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                                (0.28)(a)              (0.56)%          (0.41)%            0.12%           (0.26)%
Portfolio turnover rate                         46.40%                135.70%           70.56%            94.69%           65.66%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.

                        Corbin Small-Cap Value Fund
                       Notes to Financial Statements
                        April 30, 2003 (Unaudited)


NOTE 1. ORGANIZATION

     Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on June 30, 1997. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's advisor, Corbin & Company (the "Advisor") believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to continue to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital.

                       Corbin Small-Cap Value Fund
                      Notes to Financial Statements
                  April 30, 2003 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Corbin & Company to manage the Fund's  investments.  David
A. Corbin, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2003, the Advisor earned a fee of $67,958 from the Fund. The Advisor has contractually agreed through February 28, 2003, to reimburse the Fund for the fees and expenses of the non-interested person Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of average daily net assets. However, the Advisor has declined to continue this reimbursement obligation after February 28, 2003. For the six months ended April 30, 2003, the Advisor reimbursed expenses of $1,033.

     The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee of the Trust is a member of management of Unified, and the officers of the Trust are a director and officer, respectively, of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the six months ended April 30, 2003. Timothy Ashburn and Thomas Napurano are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

     For the six months ended April 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $4,789,778 and $9,744,306, respectively. The unrealized appreciation for all securities totaled $317,340, and the unrealized depreciation for all securities totaled $4,071,181 for a net unrealized depreciation of $3,753,841. The aggregate cost of securities for federal income tax purposes at April 30, 2003, was $11,323,308.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2003, National Financial Services, Inc. and Charles Schwab & Co. Inc., for the benefit of their respective customers, held over 36% and 33% of the Fund's shares, respectively.

                       Corbin Small-Cap Value Fund
                      Notes to Financial Statements
                  April 30, 2003 (Unaudited) - continued

NOTE 7. DIVERSIFICATION

     The Fund is intended to be a "diversified" fund as defined under the Investment Company Act of 1940, as amended ("1940 Act"). However, as of the end of the semi-annual period, the Fund did not meet the 1940 Act diversification test, which requires that, with respect to at least 75% of the Fund's total assets, the Fund may not invest 5% or more of its total assets in a single stock. Because of the Fund's large positions in a small number of stocks, the appreciation or depreciation of a single one of these stocks may have had a greater impact on the Fund's net asset value than if the Fund invested in a broad range of stocks. As of June 27, 2003, the Fund met the 1940 Act diversification test.

April 30, 2003


Dear Fellow Shareholders:

     The primary influence on the equity markets in the first six months of 2003 was war-related news, although economic news continued to disappoint as well. Reflecting these and other cross-currents, such as corporate accounting scandals, the market resembled a roller coaster - rallying and falling back several times, but finishing with a flourish on the upside. Despite the volatility, we were pleased to see that GLOBALT Growth Fund responded well in this environment and exceeded its S&P 500 benchmark during the six-month period.

     The rally at quarter-end provided some confirmation of factors we have cited as reasons for encouragement: specifically, that investors are gradually recognizing the intrinsic values present in the market after a three year decline; that removal of the uncertainties of the war would lift a psychological barrier to economic activity and stock market progress; and finally, the growth style of investing is continuing to gain favor.

     Although uncertainties abound, the end of the quarter rally also provided hints of more equilibrium in the markets. The mentality has turned from a persistent "sell any rally" attitude that blunted any progress to a "buy the pull-backs" mindset that is providing support to stock prices. Clearly the tone of the markets is better and more resilient.

     With the combat phase in Iraq concluding, the market is shifting its attention to the next set of issues, namely how consumers and, particularly, laggard business spending will respond to resolution of the conflict. Although the war has hijacked the market's recovery and resulted in an economic hiccup, we believe there is underlying strength that will result in stronger economic growth in the second half of 2003 that will benefit growth stocks.

     We believe that the GLOBALT Growth Fund is increasingly positioned for a profit recovery. Earnings reports being reported now for the calendar first quarter are demonstrating that most companies have reduced costs so that modest volume growth will significantly leverage the earnings recovery. Analyst consensus forecasts, after being too optimistic during the bull market, may now be too conservative for the recovery period, potentially creating a positive surprise effect. The market now appears capable of sustaining an upswing, and we believe that better earnings trends and investor confidence could lead to higher investment returns during the year.

Sincerely,



Gary E. Fullam
Chief Investment Officer

     For more complete information, including charges and expenses, obtain a prospectus by calling 1-877-289-4769. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Past performance does not predict future results.

GLOBALT Growth Fund
Schedule of Investments
April 30, 2003 (Unaudited)


Common Stocks - 96.69%                                                               Shares                 Value

Agriculture Chemicals - 1.20%
Scotts Co. (The) (a)                                                                  1,700             $   96,815
                                                                                                        --------------
Air Courier Services - 2.16%
FedEx Corp.                                                                           2,900                173,652
                                                                                                         -------------
Aircraft - 1.20%
Northrop Grumman Corp.                                                                1,100                 96,745
                                                                                                         -------------
Biological Products (No Diagnostic Substances) - 5.45%
Amgen, Inc.  (a)                                                                      3,204                196,437
Gilead Sciences, Inc. (a)                                                             1,000                 46,140
IDEC Pharmaceuticals Corp.  (a)                                                       1,900                 62,225
Medimmune, Inc. (a)                                                                   3,800                134,026
                                                                                                         -------------
                                                                                                           438,828
                                                                                                         -------------
Cable & Other Pay Television Services - 3.02%
Cox Communications, Inc.                                                              3,300                109,230
Viacom, Inc. - Class B (a)                                                            3,100                134,571
                                                                                                         -------------
                                                                                                           243,801
                                                                                                         -------------
Computer Communication Equipment - 2.41%
Cisco Systems, Inc. (a)                                                              12,900                194,016
                                                                                                         -------------
Computer Services & Software - 1.47%
Electronic Arts, Inc. (a)                                                             2,000                118,540
                                                                                                         -------------
Computer Storage Devices - 0.26%
Imation Corp. (a)                                                                       600                 20,580
                                                                                                         -------------
Computers & Office Equipment - 2.32%
International Business Machines Corp.                                                 1,500                127,350
Lexmark International, Inc. (a)                                                         800                 59,608
                                                                                                         -------------
                                                                                                           186,958
                                                                                                         -------------
Construction Machinery & Equipment - 0.85%
Caterpillar, Inc.                                                                     1,300                 68,380
                                                                                                         -------------
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.56%
3M Co.                                                                                1,000                126,040
                                                                                                         -------------
Crude Petroleum & Natural Gas - 1.30%
Devon Energy Corp.                                                                    1,035                 48,904
EOG Resources, Inc.                                                                   1,500                 56,070
                                                                                                         -------------
                                                                                                           104,974
                                                                                                         -------------

GLOBALT Growth Fund
Schedule of Investments - continued
April 30, 2003 (Unaudited)


Common Stocks - 96.69% - continued                                                   Shares                 Value

Drilling Oil & Gas Wells - 0.63%
Ensco International, Inc.                                                             2,000              $   50,800
                                                                                                         -------------
Electromedical & Electrotherapeutic Apparatus - 0.67%
Varian Medical Systems, Inc. (a)                                                      1,000                  53,860
                                                                                                         -------------
Electronic & Other Electrical Equipment (No Computer Equipment) - 1.73%
Eaton Corp.                                                                           1,700                 139,519
                                                                                                         -------------
Electronic Computers - 1.33%
Dell Computer Corp. (a)                                                               3,700                 106,967
                                                                                                         -------------
Finance Services - 3.10%
American Express Co.                                                                  2,100                  79,506
Morgan Stanley Dean Witter & Co.                                                      3,800                 170,050
                                                                                                         -------------
                                                                                                            249,556
                                                                                                         -------------
Fire, Marine & Casualty Insurance - 2.16%
American International Group, Inc.                                                    3,000                 173,850
                                                                                                         -------------
General Industrial Machinery & Equipment - 0.60%
Ingersoll-Rand Co. Ltd.                                                               1,100                  48,488
                                                                                                         -------------
Industrial Inorganic Chemicals - 1.23%
Praxair, Inc.                                                                         1,700                  98,736
                                                                                                         -------------
Industrial Instruments for Measurement, Display, and Control - 1.80%
Danaher Corp.                                                                         2,100                 144,858
                                                                                                         -------------
Insurance Agents Brokers & Services - 2.37%
Marsh & McLennan Companies, Inc.                                                      4,000                 190,720
                                                                                                         -------------
Investment Advice - 1.04%
Franklin Resources, Inc.                                                              2,400                  83,712
                                                                                                         -------------
Metalworking Machinery & Equipment - 0.50%
SPX Corp. (a)                                                                         1,200                  40,560
                                                                                                         -------------
National Commercial Banks - 2.10%
PNC Financial Services Group, Inc.                                                    1,000                  43,900
Wells Fargo & Co.                                                                     2,600                 125,476
                                                                                                         -------------
                                                                                                            169,376
                                                                                                         -------------
Oil & Gas Field Machinery & Equipment - 1.00%
FMC Technologies, Inc. (a)                                                            4,300                  80,926
                                                                                                         -------------

GLOBALT Growth Fund
Schedule of Investments - continued
April 30, 2003 (Unaudited)


Common Stocks - 96.69% - continued                                                   Shares                 Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.00%
Biomet, Inc. (a)                                                                      5,300              $  161,438
                                                                                                         -------------
Perfumes, Cosmetics & Other Toilet Preparations - 2.51%
Avon Products, Inc.                                                                   2,000                 116,340
Colgate-Palmolive Co.                                                                 1,500                  85,755
                                                                                                         -------------
                                                                                                            202,095
                                                                                                         -------------
Pharmaceutical Preparations - 10.55%
Allergan, Inc.                                                                        1,300                  91,325
Barr Laboratories, Inc. (a)                                                             600                  33,360
Eli Lilly and Co.                                                                     2,400                 153,168
ICOS Corp. (a)                                                                        4,100                 109,675
Johnson & Johnson                                                                       724                  40,805
Merck & Co., Inc.                                                                     3,300                 191,994
Watson Pharmaceuticals, Inc. (a)                                                      1,300                  37,791
Wyeth                                                                                 4,400                 191,532
                                                                                                         -------------
                                                                                                            849,650
                                                                                                         -------------
Radio & TV Broadcasting & Communications Equipment - 1.43%
L-3 Communications Holdings, Inc. (a)                                                 2,600                 115,440
                                                                                                         -------------
Retail - Eating & Drinking Places - 1.10%
Starbucks Corp.  (a)                                                                  3,900                  91,611
                                                                                                         -------------
Retail - Eating Places - 0.93%
Ruby Tuesday, Inc.                                                                    3,800                  74,860
                                                                                                         -------------
Retail - Lumber & Other Building Materials Dealers - 0.56%
Home Depot, Inc.                                                                       1,600                  45,008
                                                                                                        --------------
Retail - Miscellaneous Shopping Goods Stores - 1.25%
Staples, Inc.  (a)                                                                    5,300                 100,912
                                                                                                         -------------
Retail - Radio TV & Consumer Electronics Stores - 1.46%
Best Buy Co., Inc. (a)                                                                3,400                 117,572
                                                                                                         -------------
Retail - Variety Stores - 1.96%
Wal-Mart Stores, Inc.                                                                 2,800                 157,696
                                                                                                         -------------
Security Brokers, Dealers & Flotation Companies - 2.17%
Goldman Sachs Group, Inc.                                                             2,300                 174,570
                                                                                                         -------------

GLOBALT Growth Fund
Schedule of Investments - continued
April 30, 2003 (Unaudited)


Common Stocks - 96.69 - continued                                                    Shares                 Value

Semiconductors & Related Devices - 6.92%
Altera Corp. (a)                                                                      7,500                118,575
Intel Corp.                                                                           5,500                101,200
International Rectifier Corp. (a)                                                     5,500                124,410
Microchip Technology, Inc.                                                            3,400                 70,686
Texas Instruments, Inc.                                                               7,700                142,373
                                                                                                        -------------
                                                                                                           557,244
                                                                                                        -------------
Services - Business Services - 0.96%
eBAY, Inc. (a)                                                                          400                 37,108
NetScreen Technologies, Inc. (a)                                                      2,000                 40,560
                                                                                                        -------------
Services - Computer Processing & Data Preparation - 2.03%
Acxiom Corp.  (a)                                                                     2,500                 34,900
Affiliated Computer Services, Inc. - Class A (a)                                      2,700                128,790
                                                                                                        -------------
                                                                                                           163,690
                                                                                                        -------------
Services - General Medical & Surgical Hospitals - 0.74%
Health Management Associates Inc                                                      3,500                 59,710
                                                                                                        -------------
Services - Prepackaged Software - 8.43%
Mercury Interactive Corp. (a)                                                         3,300                112,002
Microsoft Corp.                                                                      12,700                324,739
Oracle Corp.  (a)                                                                    10,000                118,800
VERITAS Software Corp. (a)                                                            5,600                123,256
                                                                                                        -------------
                                                                                                           678,797
                                                                                                        -------------
Services - Specialty Outpatient Facilities - 1.00%
Caremark RX, Inc. (a)                                                                 4,000                 79,640
                                                                                                        -------------
Specialty Cleaning, Polishing and Sanitation Preparations - 0.79%
Clorox Corp.                                                                          1,400                 63,308
                                                                                                        -------------
Surety Insurance - 2.54%
Ambac Financial Group, Inc.                                                           3,500                204,225
                                                                                                        -------------
Surgical & Medical Instruments & Apparatus - 0.74%
Baxter International, Inc.                                                            2,600                 59,800
                                                                                                        -------------
Textiles & Apparel - 2.00%
Nike, Inc. - Class B                                                                  3,000                160,590
                                                                                                        -------------
Trucking & Courier Services (No Air) - 1.16%
United Parcel Services, Inc.                                                          1,500                 93,180
                                                                                                        -------------

GLOBALT Growth Fund
Schedule of Investments - continued
April 30, 2003 (Unaudited)


Common Stocks - 96.69% - continued                                                   Shares                    Value

TOTAL COMMON STOCKS (Cost $7,304,754)                                                                        7,789,961
                                                                                                         -----------------
Unit Investment Trusts - 1.02%
NASDAQ 100 Series I Trust (a)

TOTAL UNIT INVESTMENT TRUSTS (Cost $72,615)                                                                     82,500
                                                                                                         -----------------
Money Market Securities - 1.16%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $93,286) (b)        93,286                     93,286
                                                                                                         -----------------
TOTAL INVESTMENTS (Cost $7,470,655) - 98.87%                                                             $   7,965,747
                                                                                                         -----------------
Cash and other assets less liabilities - 1.13%                                                                  90,744
                                                                                                         -----------------
TOTAL NET ASSETS - 100.00%                                                                               $   8,056,491
                                                                                                         =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2003.

GLOBALT Growth Fund
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)



Assets
Investments in securities, at value (cost $7,470,655)                                      $ 7,965,747
Interest receivable                                                                                 11
Dividends receivable                                                                             3,425
Receivable for investments sold                                                                244,430
Receivable for fund shares sold                                                                 23,816
     Total assets                                                                            8,237,429
                                                                                        ---------------
Liabilities
Accrued advisory fees                                                                            5,865
Other payables and accrued expenses                                                             23,644
Payable for investments purchased                                                              151,429
                                                                                        ---------------
     Total liabilities                                                                         180,938
                                                                                        ---------------
Net Assets                                                                              $    8,056,491
                                                                                        ===============
Net Assets consist of:
Paid in capital                                                                             12,965,477
Accumulated net investment income (loss)                                                       (17,591)
Accumulated net realized gain (loss) on investments                                         (5,386,486)
Net unrealized appreciation (depreciation) on investments                                      495,091
                                                                                        ---------------
Net Assets, for 808,715 shares                                                          $    8,056,491
                                                                                        ===============
Net Assets Value
Net Assets
Offering price and redemption price per share ($8,056,491 / 808,715)                    $         9.96
                                                                                        ===============

GLOBALT Growth Fund
Statement of Operations
Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividend income                                                                         $     27,109
Interest income                                                                                  156
                                                                                        -------------
  Total Income                                                                                27,265
                                                                                        -------------
Expenses
Investment advisor fee                                                                        44,856
Trustee expenses                                                                               1,572
                                                                                        -------------
  Total Expenses                                                                              46,428
Reimbursed expenses                                                                           (1,572)
                                                                                        -------------
Total operating expenses                                                                      44,856
                                                                                        -------------
Net Investment Income (Loss)                                                                 (17,591)
                                                                                        -------------
Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                           (271,181)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                  643,503
                                                                                        -------------
Net realized and unrealized gain (loss) on investment securities                             372,322
                                                                                        -------------
Net increase (decrease) in net assets resulting from operations                         $    354,731
                                                                                        =============

GLOBALT Growth Fund
Statement of Changes In Net Assets

                                                                                 Six months ended
                                                                                   Apr. 30, 2003           Year ended
Increase (Decrease) in Net Assets                                                   (Unaudited)           Oct. 31, 2002
                                                                                --------------------   -------------------
Operations
  Net investment income (loss)                                                       $ (17,591)            $ (52,181)
  Net realized gain (loss) on investment securities                                   (271,181)           (2,642,528)
  Change in net unrealized appreciation (depreciation)                                 643,503               464,403
                                                                                --------------------   -------------------
  Net increase (decrease) in net assets resulting from operations                      354,731            (2,230,306)
                                                                                --------------------   -------------------
Distributions
  From net investment income                                                              -                     -
  From net realized gain                                                                  -                     -
                                                                                --------------------   -------------------
  Total distributions                                                                     -                     -
                                                                                --------------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                                            419,055               632,918
  Reinvestment of distributions                                                           -                     -
  Amount paid for shares repurchased                                                  (533,818)           (3,531,772)
                                                                                --------------------   -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                          (114,763)           (2,898,854)
                                                                                --------------------   -------------------
Total Increase (Decrease) in Net Assets                                                239,968            (5,129,160)
                                                                                --------------------   -------------------
Net Assets
  Beginning of period                                                                7,816,523            12,945,683
                                                                                --------------------   -------------------
  End of period [including accumulated net
    investment income (loss) of  $(17,591) and $0, respectively]                $    8,056,491         $   7,816,523
                                                                                ====================   ===================
Capital Share Transactions
  Shares sold                                                                           43,838                56,917
  Shares issued in reinvestment of distributions                                          -                     -
  Shares repurchased                                                                   (55,936)             (299,507)
                                                                                --------------------   -------------------
  Net increase (decrease) from capital transactions                                    (12,099)             (242,590)
                                                                                ====================   ===================

GLOBALT Growth Fund
Financial Highlights

                                                         Six months ended
                                                           Apr. 30, 2003    Year ended     Year ended     Year ended    Year ended
                                                            (Unaudited)    Oct. 31, 2002  Oct. 31, 2001  Oct. 31, 2000 Oct. 31, 1999
                                                        -----------------  -------------  -------------  ------------- -------------
Selected Per Share Data
Net asset value, beginning of period                    $      9.52        $   12.17      $    20.72     $    19.53    $    16.14
                                                        -----------------  -------------  -------------  ------------- -------------
Income from investment operations
  Net investment income (loss)                                 0.00            (0.06)          (0.07)         (0.09)        (0.05)
  Net realized and unrealized gain (loss)                      0.44            (2.59)          (6.33)          2.23          4.27
                                                        -----------------  -------------  -------------  ------------- -------------
Total from investment operations                               0.44            (2.65)          (6.40)          2.14          4.22
                                                        -----------------  -------------  -------------  ------------- -------------
Less Distributions to shareholders:
  From net investment income                                   0.00             0.00            0.00           0.00         (0.02)
  From net realized gain                                       0.00             0.00           (2.15)         (0.95)        (0.81)
                                                        -----------------  -------------  -------------  ------------- -------------
Total distributions                                            0.00             0.00           (2.15)         (0.95)        (0.83)
                                                        -----------------  -------------  -------------  ------------- -------------
Net asset value, end of period                          $      9.96        $    9.52      $    12.17     $    20.72    $    19.53
                                                        =================  =============  =============  ============= =============
Total Return                                                   4.62%(b)       (21.77)%        (32.87)%        10.78%        26.67%

Ratios and Supplemental Data
Net assets, end of period (000)                         $      8,056       $    7,817     $    12,946    $    21,110   $    16,934
Ratio of expenses to average net assets                        1.17%(a)         1.17%           1.30%          1.18%         1.17%
Ratio of expenses to average net assets
   before waiver & reimbursement                               1.21%(a)         1.20%           1.32%          1.18%         1.18%
Ratio of net investment income to
   average net assets                                         (0.46)(a)       (0.49)%         (0.44)%        (0.45)%       (0.27)%
Ratio of net investment income to
   average net assets before waiver & reimbursement           (0.50)(a)       (0.51)%         (0.46)%        (0.45)%       (0.28)%
Portfolio turnover rate                                       59.29%          180.19%         244.82%        159.09%       120.46%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.

                               GLOBALT Growth Fund
                          Notes to Financial Statements
                           April 30, 2003 (Unaudited)


NOTE 1.  ORGANIZATION

     GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's Advisor, Globalt, Inc. (the "Advisor"), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                            GLOBALT Growth Fund
                        Notes to Financial Statements
                    April 30, 2003 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES-continued

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains GLOBALT, Inc. to manage the Fund's investments. The Advisor was organized as a Georgia corporation in 1990. Samuel Allen was the controlling shareholder of GLOBALT, Inc. until May 31, 2002, when Synovus Financial Corp. ("Synovus") acquired all outstanding shares of the advisor. Synovus may be deemed to be a controlling person of the Advisor due to its ownership of 100% of the outstanding shares of the Advisor. Synovus is a financial services company. The investment decisions for the Fund are made by a committee of the Advisor that is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees and extraordinary expenses. In addition, if a distribution plan is adopted by the Fund's shareholders pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the Fund would pay any expenses it is authorized to pay pursuant to the Plan. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.17% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2003, the Advisor earned a fee of $44,856 from the Fund. The Advisor has contractually agreed to reimburse fees and other expenses to the extent necessary to maintain total operating expenses at the annual rate of 1.17% through February 28, 2005. For the six months ended April 30, 2003, the Advisor reimbursed expenses of $1,572.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee of the Trust is a member of management of Unified, and the officers of the Trust are a director and officer, respectively, of Unified.

     Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made to the Distributor during the six months ended April 30, 2003. Timothy Ashburn and Thomas Napurano are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

                         GLOBALT Growth Fund
                     Notes to Financial Statements
                 April 30,2003 (Unaudited) - continued

NOTE 4.  INVESTMENTS

     For the six months ended April 30, 2003, purchases and sales of investment securities, other than short term investments, aggregated $4,530,552 and $4,638,986, respectively. The unrealized appreciation for all securities totaled $704,373 and the unrealized depreciation for all securities totaled $209,281 for a net unrealized appreciation of $495,092. The aggregate cost of securities for federal income tax purposes at April 30, 2003 was $7,470,655.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

April 30, 2003


Dear Shareholder:

     As in all six prior fiscal reporting periods since we began managing the Marathon Value Portfolio (MVPFS), we began this fiscal year again with another period of outperformance of our benchmarks. For a complete discussion of our Fund's performance for the six months ended April 30, 2003, please see the "Management Discussion" inside.

     The most dramatic financial event of the period is the marked decline in the dollar against the euro. The decline unfortunately represents the decline in the United States' relative financial strength against Europe's. In that regard, our unhedged position in some European companies served us well.

     A taste for irony sweetens the bitterness of some of the half-baked recipes served up by Congress. The corporate chicanery of the '90s could not have occurred if accounting firms and law firms had put professional standards ahead of profit goals. So who is rewarded by mandatory new regulations? Law firms and accounting firms are reaping a bonanza at the expense of businesses, many of which would be incapable of imagining the trickery practiced by the few. The burden on business is material.

     Through the course of this period, I took advantage of market weakness to add to my personal holdings of the Fund. I will continue to work hard to make Marathon Value Portfolio a Fund that makes us all proud.

Very truly yours,




Marc S. Heilweil
Portfolio Manager



     For more complete information, including charges and expenses, obtain a prospectus by calling 1-800-788-6086. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.

                          MANAGEMENT DISCUSSION


          Once again, Marathon Value Portfolio ("Marathon") outperformed the S&P 500 benchmark. For the six month period ended April 30, 2003, total return of Marathon was 5.50% while, for the same period, the S&P 500's total return was 4.48%. From March 28, 2000, through April 30, 2003, Marathon's total return was +11.34%; the S&P 500 total return for the same period was -36.44%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Of course, the Fund's past performance is not necessarily an indication of its future performance.


                             PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
          Returns for the period March 28, 2000 through April 30, 2003
--------------------------------------------------------------------------------

                  2000*      2001       2002       2003*    12 Month    3 Year    Total       Average      Final
                                                                                  Return      Annual       Value
                                                                                  Since       Return       of a
                                                                                  Inception*  Since        $10,000
                                                                                              Inception*   Investment
--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------
                 16.06%      4.70%     -11.00%     2.96%     -8.70%      6.00%      11.34%        3.54%      $11,134


   Marathon
    Value
  Portfolio
--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------
   S&P 500       -11.67%    -11.89%    -22.10%     4.83%     -13.31%    -34.08%     -36.44%      -13.64%     $6,356



--------------------------------------------------------------------------------
*March 28, 2000 is the date Spectrum Advisory Services, Inc. assumed management of Marathon. The Fund commenced operations under a previous adviser on March, 1998. Returns for 2000 are from 03/28/00 through 12/31/00. Returns for 2003 are from 12/31/02 through 04/30/03. Returns are not annualized. From March 28, 2000, through April 30, 2003, Marathon's total return was +11.34%; the S&P 500 total
return        for       the        same        period        was        -36.44%.
--------------------------------------------------------------------------------

                                                                Value @ Month End
                      S&P 500 Index $6,356          Marathon Value Portfolio $11,134
------------------------------------------------------------------------------------
     3/28/00                        10,000                                   10,000
     3/31/00                         9,941                                   10,000
     4/30/00                         9,642                                   10,504
     5/31/00                         9,444                                   10,644
     6/30/00                         9,677                                   10,558
     7/31/00                         9,525                                   10,644
     8/31/00                        10,117                                   10,987
     9/30/00                         9,583                                   10,773
    10/31/00                         9,542                                   11,137
    11/30/00                         8,790                                   10,987
    12/31/00                         8,833                                   11,606
     1/31/01                         9,147                                   11,963
     2/28/01                         8,313                                   11,801
     3/31/01                         7,786                                   11,422
     4/30/01                         8,391                                   11,887
     5/31/01                         8,447                                   12,244
     6/30/01                         8,242                                   12,039
     7/31/01                         8,160                                   12,104
     8/31/01                         7,650                                   11,952
     9/30/01                         7,032                                   11,336
    10/31/01                         7,166                                   11,498
    11/30/01                         7,716                                   11,941
    12/31/01                         7,783                                   12,151
     1/31/02                         7,670                                   11,910
     2/28/02                         7,522                                   11,932
     3/31/02                         7,805                                   12,381
     4/30/02                         7,331                                   12,195
     5/31/02                         7,277                                   12,217
     6/30/02                         6,759                                   11,604
     7/31/02                         6,232                                   10,926
     8/31/02                         6,273                                   10,937
     9/30/02                         5,591                                   10,117
    10/31/02                         6,083                                   10,554
    11/30/02                         6,442                                   11,068
    12/31/02                         6,063                                   10,814
     1/31/03                         5,904                                   10,582
     2/28/03                         5,816                                   10,449
     3/31/03                         5,872                                   10,438
     4/30/03                         6,356                                   11,134

     *This chart shows the value of a hypothetical initial investment of $10,000 in Marathon and the S&P 500 Index on March 28, 2000 (commencement of operations under Spectrum) and held through April 30, 2003. The Fund commenced operations under a previous advisor on March 9, 1998. The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. Periods prior to March 28, 2000, when another investment advisor managed the Fund, are not shown. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. Per share income and capital changes, and total return since inception are included in the Fund's prospectus.


     Marathon's expense ratio has been reduced from 1.29% to 1.25% due to the absorption of the additional expenses by the investment advisor. Should Marathon grow its assets substantially, we hope to lower the management fee.

     This six-month period saw the stock market traverse a rocky road to general gains. Unlike many investors, we did not allow our vision to be obscured by the Iraq war. We continued to focus on the valuation and conditions of our underlying businesses.

     Our returns were helped by our holding in Panamerican Beverages (1.76% of the Fund's portfolio), which was taken over by another Coca-Cola bottler in Latin America. We established a new holding in Allegheny Corporation (1.47% of the Fund's portfolio). This conglomerate operates in the insurance business, industrial metals, and nuts and bolts. Automatic Data Processing (1.45% of the Fund's portfolio), one of the most profitable large service companies, did poorly as it felt the effects of lower interest rates, higher unemployment and a lower volume of security trading. Jones Apparel (0.96% of the Fund's portfolio) declined when it announced that its license with Ralph Lauren was in jeopardy. Becton, Dickinson (2.04% of the Fund's portfolio) was an excellent performer as this maker of medical instruments and supplies achieved recognition for its improved financial discipline.

     The first four months of the calendar year has seen market leadership from the technology sector. Once again our resilience in the declining markets enabled us to still outperform for the six-month period.

Marathon Value Fund
Schedule of Investments
April 30, 2003 (Unaudited)

Common Stocks - 83.32%                                                               Shares              Value

NETHERLANDS
Specialty Chemicals - 1.13%
DSM NV  (a)                                                                          3,000              131,250
                                                                                                     -------------
SWITZERLAND
Property & Casualty Insurance - 0.68%
Swiss Reinsurance (a)                                                                1,200               78,390
                                                                                                     -------------
Aerospace-Defense - 0.53%
Northrop Grumman Corp.                                                                 700               61,565
                                                                                                     -------------
Apparel & Accessories - 0.96%
Jones Apparel Group, Inc. (a)                                                        3,900              111,228
                                                                                                     -------------
Automobiles, Parts & Equipment - 1.77%
Cooper Tire & Rubber Co.                                                             7,200              101,376
Toyota Motor Corp. (c)                                                               2,300              104,144
                                                                                                     -------------
                                                                                                        205,520
                                                                                                     -------------
Banking - 3.98%
Mitsubishi Tokyo Financial Group, Inc (c)                                            7,200               25,344
Popular, Inc.                                                                        3,000              109,620
SouthTrust Corp.                                                                     3,900              104,758
Synovus Financial Corp.                                                              4,000               77,880
U.S. Bancorp                                                                         6,530              144,639
                                                                                                     -------------
                                                                                                        462,241
                                                                                                     -------------
Biotechnology - 1.35%
Amgen, Inc.  (a)                                                                     2,300              141,013
EntreMed, Inc. (a)                                                                   6,800               15,096
                                                                                                     -------------
                                                                                                        156,109
                                                                                                     -------------
Construction Materials - 1.43%
Martin Marietta Materials, Inc.                                                      3,500              103,495
Vulcan Materials Co.                                                                 1,800               62,946
                                                                                                     -------------
                                                                                                        166,441
                                                                                                     -------------
Diversified Financial Services - 1.84%
Moody's Corp.                                                                        3,200              154,528
Stifel Financial                                                                     4,900               58,898
                                                                                                     -------------
                                                                                                        213,426
                                                                                                     -------------

Marathon Value Fund
Schedule of Investments
April 30, 2003 (Unaudited)


Common Stocks - 83.32%-continued                                                     Shares              Value

Electric Utilities - 2.24%
Allegheny Energy, Inc.                                                               1,000              169,980
Dominion Resources, Inc.                                                               806               47,699
Korea Electric Power Corp. (c)                                                       4,500               42,390
                                                                                                     -------------
                                                                                                        260,069
                                                                                                     -------------
Electric Components & Equipment - 2.94%
Sanmina Corp. (a)                                                                    6,768               32,486
Vishay Intertechnology, Inc. (a)                                                     6,000               75,000
Zebra Technologies Corp. (a)                                                         3,500              233,345
                                                                                                     -------------
                                                                                                        340,831
                                                                                                     -------------
Energy - 1.72%
BP PLC (c)                                                                           3,000              115,620
Williams Companies, Inc.                                                            12,000               83,400
                                                                                                     -------------
                                                                                                        199,020
                                                                                                     -------------
Food & Drug Retail - 0.94%
Delhaize Group (c)                                                                   2,600               54,470
Rite Aid Corp. (a)                                                                  16,000               54,400
                                                                                                     -------------
                                                                                                        108,870
                                                                                                     -------------
Furniture / Fixtiures - 0.76%
La - Z - Boy                                                                         4,500               87,885
                                                                                                     -------------
                                                                                                         87,885
                                                                                                     -------------
General Merchandise Stores - 1.28%
Costco Wholesale Corp. (a)                                                           4,300              148,909
                                                                                                     -------------
Healthcare Distribution & Services - 4.40%
Cardinal Health, Inc.                                                                4,500              248,760
IMS Health, Inc.                                                                     5,127               78,956
Pharmaceutical Product Development, Inc. (a)                                         7,000              183,190
                                                                                                     -------------
                                                                                                        510,906
                                                                                                     -------------
Healthcare Equipment - 3.90%
Applied Biosystems, Inc.                                                             4,000               70,120
Becton, Dickinson & Co.                                                              6,700              237,180
Dionex Corp. (a)                                                                     4,200              144,526
                                                                                                     -------------
                                                                                                        451,826
                                                                                                     -------------
Household Products - 3.13%
Gillette Co                                                                          2,300               70,035
Kimberly-Clark Corp.                                                                 4,800              238,896
Tupperware Corp.                                                                     3,900               54,054
                                                                                                     -------------
                                                                                                        362,985
                                                                                                     -------------

Marathon Value Fund
Schedule of Investments
April 30, 2003 (Unaudited)


Common Stocks - 83.32%-continued                                                     Shares              Value

Industrial Conglomerates - 6.91%
3M Co.                                                                               1,500              189,060
Eaton Corp.                                                                          2,000              164,140
General Electric Co.                                                                 7,000              206,150
Leggett & Platt, Inc.                                                               10,200              210,630
Tyco International Ltd.                                                              2,000               31,200
                                                                                                     -------------
                                                                                                        801,180
                                                                                                     -------------
Industrial Machinery - 2.02%
Illinois Tool Works, Inc.                                                            2,300              147,154
Lawson Products, Inc.                                                                1,600               43,200
Lincoln Electric Holdings, Inc.                                                      2,300               44,181
                                                                                                     -------------
                                                                                                        234,535
                                                                                                     -------------
Marine & Rail Transport - 1.64%
Florida East Coast Industries, Inc. - Class A                                        2,000               51,700
Kirby Corp. (a)                                                                      5,300              138,648
                                                                                                     -------------
                                                                                                        190,348
                                                                                                     -------------
Oil & Gas Equipment & Services - 1.26%
BJ Services Co. (a)                                                                  4,000              146,040
                                                                                                     -------------
Office Products - 1.30%
Office Depot Inc.                                                                    5,000               63,300
Officemax Inc.                                                                      15,400               87,010
                                                                                                     -------------
                                                                                                        150,310
                                                                                                     -------------
Packaged Foods - 4.09%
Campbell Soup Co.                                                                   13,800              304,014
Sensient Technologies Corp.                                                          7,700              170,170
                                                                                                     -------------
                                                                                                        474,184
                                                                                                     -------------
Paper/Forest Products - 1.10%
Plum Creek Timber Co., Inc.                                                          5,470              127,232
                                                                                                     -------------
                                                                                                        127,232
                                                                                                     -------------
Pharmaceutical - 4.68%
Abbott Laboratories, Inc.                                                            4,800              195,024
Bristol-Myers Squibb, Inc.                                                           2,000               51,080
Merck & Co., Inc.                                                                    5,100              296,718
                                                                                                     -------------
                                                                                                        542,822
                                                                                                     -------------
Property & Casualty Insurance - 4.38%
Berkshire Hathaway, Inc. - Class B (a)                                                 100              233,200
Chubb Corp.                                                                          3,400              179,826
Millea Holdings Inc. (c)                                                             2,900               95,381
                                                                                                     -------------
                                                                                                        508,407
                                                                                                     -------------

Marathon Value Fund
Schedule of Investments
April 30, 2003 (Unaudited)


Common Stocks - 83.32%-continued                                                     Shares              Value

Publishing, Printing & Media - 4.13%
Gannett Co., Inc.                                                                    1,200               90,864
Liberty Media Corp. Class A                                                         19,679              216,469
Wiley (John) & Sons, Inc. Class A                                                    7,000              171,570
                                                                                                     -------------
                                                                                                        478,903
                                                                                                     -------------
Real Estate - 4.57%
Alexanders Inc. (a)                                                                    700               51,289
Avatar Holdings, Inc. (a)                                                            4,600              114,448
Crescent Real Estate Equities Trust                                                  6,000               85,080
EastGroup Properties, Inc.                                                           2,800               72,744
Federal Realty Investment Trust SBI                                                  2,800               86,296
Reading International Class A (a)                                                   12,100               51,425
Trizec Properties Inc.                                                               7,400               68,894
                                                                                                     -------------
                                                                                                        530,176
                                                                                                     -------------
Restaurants - 0.87%
McDonald's Corp.                                                                     5,900              100,890
                                                                                                     -------------
Services- Data Processing - 3.84%
Automatic Data Processing Inc                                                        5,000              168,150
First Data Corp.                                                                     3,300              129,459
Total System Services Inc.                                                           8,000              148,000
                                                                                                     -------------
                                                                                                        445,609
                                                                                                     -------------
Coca-Cola Co.                                                                        3,300              133,320
Panamerican Beverages Inc. Class A                                                   9,300              204,135
                                                                                                     -------------
                                                                                                        337,455
                                                                                                     -------------
Specialty Chemicals - 2.68%
PPG Industries, Inc.                                                                 4,100              198,891
Valspar Corp.                                                                        2,600              112,294
                                                                                                     -------------
                                                                                                        311,185
                                                                                                     -------------
Systems Software & Computer Hardware - 1.48%
Microsoft Corp.  (a)                                                                 4,200              107,394
Sun Microsystems, Inc. (a)                                                          19,500               64,350
                                                                                                     -------------
                                                                                                        171,744
                                                                                                     -------------
Telephone - 0.48%
BellSouth Corp.                                                                      2,200               56,078
                                                                                                     -------------
TOTAL COMMON STOCKS (Cost $9,793,709)                                                                 9,664,569
                                                                                                     -------------

Marathon Value Fund
Schedule of Investments
April 30, 2003 (Unaudited)



Corporate Bonds - 2.89%                                                              Shares              Value

Allegiance Telecom Inc., Senior Notes 12.875%  5/15/2008                             125,000             30,625
Avatar Holdings Inc, Subordinated Convertible Notes 7.00%  4/1/2005                   30,000             30,675
Dollar General Corp. Notes  8.625%  6/15/2010                                        250,000            272,659
                                                                                                   ---------------
TOTAL CORPORATE BONDS (Cost $381,238)                                                                   333,959
                                                                                                   ---------------
Municipal Bonds - 0.54%

California Statewide Communities Development Authority, 5.625%, 10/01/2034           300,000             63,000
                                                                                                   ---------------
TOTAL MUNICIPAL BONDS (Cost $64,500)                                                                     63,000
                                                                                                   ---------------
Commercial Paper - 12.28%
Sears Roebuck  1.25%  05/02/2003                                                     300,000            299,989
Sears Roebuck  1.30%  05/07/2003                                                     625,000            624,865
Sears Roebuck  1.55%  05/09/2003                                                     500,000            499,828
                                                                                                   ---------------
TOTAL COMMERCIAL PAPER (Cost $1,424,682)                                                              1,424,682
                                                                                                   ---------------
Money Market Securities -0.65%
Huntington Money Market Fund IV, 0.38%, (Cost $75,481) (b)                            75,481             75,481
                                                                                                   ---------------
TOTAL INVESTMENTS (Cost $11,739,610) - 99.68%                                                      $ 11,561,691
                                                                                                   ---------------
Other assets less liabilities - 0.32%                                                                    37,053
                                                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                                                         $ 11,598,744
                                                                                                   ===============

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the yield at April 30, 2003.
(c) American Depositary Receipt.

Marathon
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

Assets
Investments in securities, at value (cost $11,739,610)                                  $    11,561,691
Interest receivable                                                                              15,768
Dividends receivable                                                                              4,949
Receivable for investments sold                                                                  54,711
Other receivables                                                                                   242
                                                                                        ----------------
     Total assets                                                                            11,637,361
                                                                                        ----------------
Liabilities
Accrued advisory fees                                                                             8,865
Other payables and accrued expenses                                                               1,609
Payable for investments purchased                                                                28,143
                                                                                        ----------------
     Total liabilities                                                                           38,617
                                                                                        ----------------
Net Assets                                                                              $    11,598,744
                                                                                        ================
Net Assets consist of:
Paid in capital                                                                              12,073,111
Accumulated net investment income (loss)                                                         20,251
Accumulated net realized gain (loss) on investments                                            (316,699)
Net unrealized appreciation (depreciation) on investments                                      (177,919)
                                                                                        ----------------
Net Assets, for 1,150,132 shares                                                        $    11,598,744
                                                                                        ================
Net Asset Value
Offering price and redemption price per share ($11,598,745 / 1,150,132)                 $         10.08
                                                                                        ================

Marathon Value Fund
Statement of Operations
Six months ended April 30, 2003 (Unaudited)

Investment Income
Dividend income                                                                         $     77,582
Interest income                                                                               36,041
                                                                                        -------------
  Total Income                                                                               113,623
                                                                                        -------------
Expenses
Investment advisor fee                                                                        67,045
Trustee expenses                                                                               1,609
Witholding expenses                                                                               22
                                                                                        -------------
  Total Expenses                                                                              68,676
                                                                                        -------------
Net Investment Income (Loss)                                                                  44,947
                                                                                        -------------
Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                           (154,411)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                  714,360
                                                                                        -------------
Net realized and unrealized gain (loss) on investment securities                             559,949
                                                                                        -------------
Net increase (decrease) in net assets resulting from operations                         $    604,896
                                                                                        =============

Marathon Value Fund
Statement of Changes In Net Assets

                                                                                 Six months ended
                                                                                   Apr. 30, 2003           Year ended
Increase (Decrease) in Net Assets                                                   (Unaudited)           Oct. 31, 2002
                                                                                ------------------     -------------------
Operations
  Net investment income (loss)                                                  $      44,947          $      103,094
  Net realized gain (loss) on investment securities                                  (154,411)                (53,443)
  Change in net unrealized appreciation (depreciation)                                714,360              (1,028,596)
                                                                                ------------------     -------------------
  Net increase (decrease) in net assets resulting from operations                     604,896                (978,945)
                                                                                ------------------     -------------------
Distributions
  From net investment income                                                         (103,103)                (88,490)
  From net realized gain                                                                 -                       -
                                                                                ------------------     -------------------
  Total distributions                                                                (103,103)                (88,490)
                                                                                ------------------     -------------------
Capital Share Transactions
  Proceeds from shares sold                                                         1,046,607               4,166,003
  Reinvestment of distributions                                                       101,621                  82,200
  Amount paid for shares repurchased                                                 (338,143)               (188,085)
                                                                                ------------------     -------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                          810,085               4,060,118
                                                                                ------------------     -------------------
Total Increase (Decrease) in Net Assets                                             1,311,878               2,992,683
                                                                                ------------------     -------------------

Net Assets
  Beginning of period                                                              10,286,866               7,294,183
                                                                                ------------------     -------------------
  End of period [including accumulated net
    investment income (loss) of  $20,251 and $78,406, respectively]             $  11,598,744          $   10,286,866
                                                                                ==================     ===================
Capital Share Transactions
  Shares sold                                                                         108,610                 389,958
  Shares issued in reinvestment of distributions                                       10,487                   7,632
  Shares repurchased                                                                  (34,567)                (18,107)
                                                                                ------------------     -------------------
  Net increase (decrease) from capital transactions                                    84,530                 379,483
                                                                                ==================     ===================

Marathon Value Fund
Financial Highlights

                                          Six months ended
                                           Apr. 30, 2003        Year ended        Year ended         Year ended        Year ended
                                            (Unaudited)        Oct. 31, 2002     Oct. 31, 2001      Oct. 31, 2000     Oct. 31, 1999
                                        --------------------  ---------------   ---------------    ---------------   ---------------
Selected Per Share Data
Net asset value, beginning of period       $      9.65        $     10.63       $     10.38       $       9.23        $      8.48
                                           -----------------  ---------------   ---------------   ----------------    --------------
Income from investment operations
  Net investment income (loss)                    0.04               0.12              0.16               0.08              (0.01)
  Net realized and unrealized gain (loss)         0.49              (0.98)             0.18               1.07               0.78
                                           -----------------  ---------------   ---------------   ----------------    --------------
Total from investment operations                  0.53              (0.86)             0.34               1.15               0.77
                                           -----------------  ---------------   ---------------   ----------------    --------------
Less Distributions to shareholders:
  From net investment income                     (0.10)             (0.12)            (0.09)              0.00              (0.02)
  From net realized gain                          0.00               0.00              0.00               0.00               0.00
                                           -----------------  ---------------   ---------------   ----------------    --------------
Total distributions                              (0.10)             (0.12)            (0.09)              0.00              (0.02)
                                           -----------------  ---------------   ---------------   ----------------    --------------
Net asset value, end of period             $     10.08        $      9.65       $     10.63       $      10.38        $      9.23
                                           =================  ===============   ===============   ================    ==============
Total Return                                     5.50% (b)          (8.21)%            3.24%             12.46% (d)          9.04%

Ratios and Supplemental Data
Net assets, end of period (000)            $    11,599        $     10,287      $      7,294      $       3,782       $      4,116
Ratio of expenses to average net assets          1.28% (a)           1.28%             1.28%              1.42% (c)          1.48%
Ratio of expenses to average net assets
   before waiver & reimbursement                 1.28% (a)           1.28%             1.29%              1.49%              1.51%
Ratio of net investment income to
   average net assets                            0.84% (a)           1.11%             1.45%              0.85%             (0.07)%
Ratio of net investment income to
   average net assets before waiver &
 reimbursement                                   0.84% (a)           1.11%             1.45%              0.79%             (0.11)%
Portfolio turnover rate                         17.95%              44.44%            60.79%            207.02%            140.37%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charge higher fees.
(d) Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.

                        Marathon Value Portfolio
                      Notes To Financial Statements
                       April 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION

     Marathon Value Portfolio (the "Fund") was organized as a series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the asset and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, if an event occurs after the close of the U.S. trading market that materially affects the value of a foreign security, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity by guidelines adopted and subject to review of the Board of Trustees.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                         Marathon Value Portfolio
                       Notes To Financial Statements
                   April 30, 2003 (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Foreign currency translation - The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated, as applicable, into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation/depreciation on investments.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund's advisor is Spectrum Advisory Services, Inc. (the "Advisor"). Marc S. Heilweil, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, any Rule 12b-1 distribution expenses, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the six months ended April 30, 2003, the Advisor earned a fee of $67,045 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees, but only to the extent necessary to maintain the Fund's total annual operating expense ratio at 1.25% of average daily net assets through October 31, 2006. For the six months ended April 30, 2003, the advisor was not required to reimburse expenses.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee of the Trust is a member of management of Unified, and the officers of the Trust are a director and officer, respectively, of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to either distributor during the six months ended April 30, 2003. Timothy Ashburn and Thomas Napurano are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

                           Marathon Value Portfolio
                        Notes To Financial Statements
                    April 30, 2003 (Unaudited) - continued

NOTE 4. INVESTMENTS

     For the six months ended April 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $1,757,356 and $1,891,131, respectively. As of April 30, 2003, the unrealized appreciation for all securities totaled $977,478 and the unrealized depreciation for all securities totaled $1,155,397 for a net unrealized depreciation of $177,919. The aggregate cost of securities for federal income tax purposes at April 30, 2003 was $11,739,610.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2003, Charles Schwab & Co. held an omnibus account, for the benefit of others, amounting to more than 65% of the Fund's shares.

NOTE 7. RISKS RELATING TO FOREIGN SECURITY INVESTMENTS

     Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. Dollar. Changes in foreign currency exchange rates may therefore affect the value of the Fund's portfolio. Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such securities risks include: imposition of exchange controls or currency devaluations; less extensive regulation of foreign brokers, securities markets and issuers; political, economic or social instability; less publicly available information and less liquidity in the market for such securities; different accounting standards and reporting obligations; foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions; possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations; and excessive or confiscatory taxation.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not apllicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reseved.

Item 9. Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

[Applies to annual and semi-annual reports.]  .

Item 10.  Exhibits.
(a) Not applicable. [see Item 2.]
(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

     [File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without change, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.].

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). This Exhibit is named "EX-99.CERT" for EDGAR filing.]

                                 SIGNATURES
[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Unified Series Trust

By (Signature and Title)
* /s/ Timothy Ashburn
         Timothy Ashburn, President.

Date 06/17/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
* /s/ Timothy Ashburn
         Timothy Ashburn, President.

Date 06/17/03

By (Signature and Title)
* /s/ Thomas Napurano
         Thomas Napurano, Chief Financial Officer

Date 07/09/03